Information About Components of Consolidated Statements of Financial Position - Schedule of Trade Receivables (Details) - Trade receivables - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Current
Trade debtors	$ 4,519,487	$ 205,490,518
Allowance for impairment of trade debtors		(7,050,280)
Shareholders and other related parties		37
Allowance for credit notes to be issued		(2,905,624)
Trade debtors - Joint ventures and associates	1,565,913	2,176,622
Deferred checks		11,295,922
Total	$ 6,085,400	$ 209,007,195